Consolidated Statements of Cash Flows - USD ($)	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Proceeds from Sale of Intangible Assets	$ 279,000	$ 1,207,000	$ 36,349,000	$ 1,229,000	$ 451,000
Payments of Ordinary Dividends	0	(2,244,000)	(29,350,000)	(2,244,000)	(8,922,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	22,163,000	(14,541,000)	106,356,000	4,461,000	2,095,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	45,146,000	3,981,000	151,502,000	22,983,000	18,522,000
Interest Paid, Excluding Capitalized Interest, Operating Activities	1,140,000	4,031,000	1,858,000	4,031,000	7,393,000
Income Taxes Paid, Net	(4,180,000)	(1,577,000)	(49,825,000)	(2,734,000)	(3,383,000)
Provision for doubtful accounts	4,751,000	5,150,000	5,930,000	8,738,000	12,396,000
Other Depreciation and Amortization	32,401,000	8,429,000	62,543,000	14,084,000	14,416,000
Amortization of deferred financing costs	319,000	169,000	30,635,000	38,000	155,000
Gain (Loss) on Disposition of Other Assets	(900,000)	(5,244,000)	(85,000)	(5,833,000)	(5,261,000)
Share-based Payment Arrangement, Noncash Expense	3,102,000	604,000	9,484,000	999,000	3,680,000
Gain (Loss) on Sale of Intangible and Other Assets	1,106,000	155,000	4,133,000	(694,000)	2,401,000
Income (Loss) from Equity Method Investments	9,275,000	200,000	(1,092,000)	(586,000)	2,369,000
Increase (Decrease) in Accounts and Other Receivables	226,000	(9,726,000)	19,811,000	(3,035,000)	2,261,000
Income taxes	(2,012,000)	(23,546,000)	(8,059,000)	(6,886,000)	(798,000)
Increase (Decrease) in Other Current Assets	(27,038,000)	(1,470,000)	5,573,000	3,656,000	(878,000)
Accounts payable and accrued expenses	(4,414,000)	(12,510,000)	23,927,000	(338,000)	(341,000)
Increase (Decrease) in Inventories	10,134,000	0	97,681,000	0	0
Increase (Decrease) in Deferred Revenue	1,369,000	(3,102,000)	20,537,000	(3,842,000)	(1,106,000)
Net Cash Provided by (Used in) Operating Activities	(41,485,000)		241,492,000
Payments to Operating Loans to Franchisees	22,483,000	28,940,000	34,136,000	68,283,000	73,796,000
Payments received on operating loans to franchisees	827,000	2,048,000	50,291,000	67,556,000	72,647,000
Assets Acquired from Franchisees and Area Developers	3,491,000	139,000	6,587,000	229,000	2,926,000
Payments to Acquire Businesses, Net of Cash Acquired	317,251,000	0	353,423,000	0	0
Proceeds from Sale of Property, Plant, and Equipment	0	0	1,224,000	0	0
Payments to Acquire Property, Plant, and Equipment	1,136,000	2,391,000	34,931,000	2,939,000	5,388,000
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(343,255,000)		(341,213,000)
Payments for Repurchase of Common Stock	0	0	0	88,000	1,000
Unsolicited Tender Offer Costs	(47,229,000)	0	0	0	0
Payments of Debt Issuance Costs	15,071,000	0	16,865,000	0	0
Proceeds from Issuance of Debt	280,000,000	0	586,000,000	0	0
Payment, Tax Withholding, Share-based Payment Arrangement	110,000	83,000	487,000	83,000	576,000
Proceeds from the exercise of stock options	2,202,000	0	520,000	153,000	95,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	0	0	(4,716,000)	0	0
Repayments of Long-term Debt	13,054,000	4,235,000	505,486,000	7,502,000	7,432,000
Borrowings under revolving credit facility	129,260,000	75,946,000	184,665,000	123,615,000	178,251,000
Repayments of Long-term Lines of Credit	25,403,000	3,692,000	235,614,000	123,615,000	178,251,000
Proceeds from Issuance of Common Stock	96,143,000	0	198,004,000	0	0
Proceeds from Issuance of Preferred Stock and Preference Stock	0	0	29,482,000	0	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	406,738,000	65,692,000	206,153,000	(9,764,000)	(16,834,000)
Effect of exchange rate changes on cash, net	165,000	(244,000)	(76,000)	(238,000)	296,000
Net Income (Loss) Attributable to Parent	(68,427,000)	(43,053,000)	25,064,000	(2,156,000)	125,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(104,466,000)	(43,053,000)	27,154,000	(2,156,000)	135,000
Payments to Acquire Businesses, Net of Cash Acquired	(317,251,000)	0	(353,423,000)	0	0
Cash flows from operating activities:
Net income	(68,427,000)	(43,053,000)	25,064,000	(2,156,000)	125,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for doubtful accounts	4,751,000	5,150,000	5,930,000	8,738,000	12,396,000
Other Depreciation and Amortization	32,401,000	8,429,000	62,543,000	14,084,000	14,416,000
Amortization of deferred financing costs	319,000	169,000	30,635,000	38,000	155,000
Gain (Loss) on Disposition of Other Assets	(900,000)	(5,244,000)	(85,000)	(5,833,000)	(5,261,000)
Share-based Payment Arrangement, Noncash Expense	3,102,000	604,000	9,484,000	999,000	3,680,000
Gain on bargain purchases and sales of Company-owned offices	(1,106,000)	(155,000)	(4,133,000)	694,000	(2,401,000)
Equity in loss of affiliate	(9,275,000)	(200,000)	1,092,000	586,000	(2,369,000)
Changes in:
Accounts payable and accrued expenses	(4,414,000)	(12,510,000)	23,927,000	(338,000)	(341,000)
Income taxes	(2,012,000)	(23,546,000)	(8,059,000)	(6,886,000)	(798,000)
Increase (Decrease) in Accounts and Other Receivables	226,000	(9,726,000)	19,811,000	(3,035,000)	2,261,000
Cash flows from investing activities:
Issuance of operating loans to franchisees	(22,483,000)	(28,940,000)	(34,136,000)	(68,283,000)	(73,796,000)
Payments received on operating loans to franchisees	827,000	2,048,000	50,291,000	67,556,000	72,647,000
Purchases of Company-owned offices, AD rights, and acquired customer lists	(3,491,000)	(139,000)	(6,587,000)	(229,000)	(2,926,000)
Purchases of property, equipment, and software	(1,136,000)	(2,391,000)	(34,931,000)	(2,939,000)	(5,388,000)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(343,255,000)		(341,213,000)
Cash flows from financing activities:
Proceeds from the exercise of stock options	2,202,000	0	520,000	153,000	95,000
Repurchase of common stock	0	0	0	(88,000)	(1,000)
Repayment of other long-term debt	(13,054,000)	(4,235,000)	(505,486,000)	(7,502,000)	(7,432,000)
Increase (Decrease) in Other Current Assets	(27,038,000)	(1,470,000)	5,573,000	3,656,000	(878,000)
Borrowings under revolving credit facility	129,260,000	75,946,000	184,665,000	123,615,000	178,251,000
Repayments under revolving credit facility	(25,403,000)	(3,692,000)	(235,614,000)	(123,615,000)	(178,251,000)
Proceeds from Issuance of Common Stock	96,143,000	0	198,004,000	0	0
Unsolicited Tender Offer Costs	(47,229,000)	0	0	0	0
Payments of Debt Issuance Costs	(15,071,000)	0	(16,865,000)	0	0
Proceeds from Issuance of Debt	280,000,000	0	586,000,000	0	0
Cash paid for taxes on exercises/vesting of stock-based compensation	(110,000)	(83,000)	(487,000)	(83,000)	(576,000)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	406,738,000	65,692,000	206,153,000	(9,764,000)	(16,834,000)
Effect of exchange rate changes on cash, net	165,000	$ (244,000)	(76,000)	$ (238,000)	$ 296,000
Cash and cash equivalents at beginning of year			30,868,000
Cash and cash equivalents at end of year	$ 30,868,000		$ 148,780,000